Condensed Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 244	$ (2,249)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(3,463)	2,862
Comprehensive (loss) income	$ (3,219)	$ 613